Financial instruments	12 Months Ended
Dec. 31, 2017
Disclosure of financial instruments
Financial instruments

21.Financial instruments

The Company has the following financial instruments:

		Book value		Fair value
		December 31,		December 31,
	Level	2017	2016	2017	2016
Assets:
Short-term investments	1/2	1,036.1	331.2	1,036.1	331.2
Long term investments	1/3	836.0	753.2	836.0	753.2
Trade and other receivables	1	914.4	673.3	914.4	673.3
Restricted investments (*)	1	8.8	162.0	8.8	162.0
Derivative financial instruments (*)	2	420.8	21.7	420.8	21.7

Liabilities:
Loans and financing (*) (a)	2	3,489.9	4,034.5	3,461.0	4,065.8
Accounts payable	1	953.5	1,034.3	953.5	1,034.3
Financial liabilities at fair value through profit and loss (Note 22) (**)	2	—	44.7	—	44.7
Derivative financial instruments (*)	2/3	426.9	231.3	426.9	231.3

(*)    Includes current and non-current.

(**)  Refers to a private placement of preferred shares class B (See Note 22).

(a)Balance of loans and financing includes:

            (i)         Senior Notes: The entire amount related to the Bond “Senior Notes” was swapped from U.S. dollars to Reais. The swap was executed through an Interest Rate and Currency Swap, agreement, as shown below:

Options Structure	Coupon Payments		Principal Payment

Period	Apr/2018 to Apr/2019	Oct/2019 to Oct/2024	Oct/2024
Notional	US$12 million	US$12 million	US$400 million
Put option bought	—	3.2865	N/A
Call option bough	N/A	N/A	3.2865
Call option sold	—	4.7500	4.7500

                   Both derivative instruments resulted in the full protection of the company against foreign currency fluctuations capped at R$4.7500 and a partial protection for amounts above this level while keeping the upside for a Brazilian real appreciation below the exchange rate of R$3.2865 for US$1.00. The options were financed, yielding a total hedging cost of 99.1% of CDI. For more details about these transactions, including individual Mark-to-Market amounts see “Forward foreign currency contract” and “Interest rate swap contract”.

          (ii)           Some of the loans were swapped from U.S. dollars to Reais. The notional of the working capital loan was R$103.7, and its interest rate and currency swap generated an unrealized loss of R$2.4. More details see “Fair value hedge” and “Interest rate swap”.

        (iii)             Cash flow hedge: Some finance leases were designated as the hedged objects in an effective cash flow hedging relationship. The Company hedged its interest exposure and swapped its exposure related to interest floating rates to fixed rates. The total notional of the finance leases was R$87.4 and its interest rate swaps generated an unrealized loss of R$14.7. More details see item, Cash flow hedge.

The carrying value of cash equivalents, short and long-term investments, restricted investments, trade and other receivables and accounts payable approximate their fair value largely due to the short-term maturity of these instruments.

Derivative financial instruments

	December 31,
	2017		2016
	Assets	Liabilities	Assets	Liabilities
Cash flow hedge
Interest rate swap contract and heating oil forward contracts	—	(14.7)	—	(51.3)
Fair value hedge
Interest rate swap contract	4.7	—	4.5	(17.7)
Derivatives not designated as hedge
HNA option on TAP economic interest (Note 12)	—	—	—	(154.4)
Interest rate swap contract (*)	4.2	(385.2)	17.2	—
Forward foreign currency contract (*)	219.9	—	—	(5.8)
Heating oil forward contracts	4.5	—	—	(2.1)
Foreign currency options (*) (**)	187.5	(27.0)	—	—

	420.8	(426.9)	21.7	(231.3)

(*)   Financial Instruments in connection with the Senior Notes, with a total net liability R$6,1. The senior notes were swapped into Reais using a set of instruments, where the Company receives U.S.dollar at 5,875% and pays Reais at 99,1% of CDI. More details see item Derivatives not designated as hedge accounting’

(**)   Includes R$1.3 from a call-spread option in connection with a US$15 million loan. This option swaps the loan to Reais, converting it from Libor 3M + 2,388% in U.S.Dollar to 124% of CDI + FX variation in Reais.

The maturity of the derivative financial instruments held by the Company is as follows:

December 31, 2017	Immediate	Until 6 months	7 to 12 months	1 to 5 years	More than 5 years	Total

Assets from derivative transactions	0.8	6.7	2.8	410.8	(0.3)	420.8
Liabilities from derivative transactions	(21.6)	(0.1)	(26.8)	(378.4)	—	(426.9)

Total derivative financial instruments	(20.8)	6.6	(24.0)	32.4	(0.3)	(6.1)

Cash flow hedge

As of December 31, 2017 and 2016, the Company had interest rate swaps designated as cash flow hedges to hedge against the effect of changes in the interest rate on a portion of the payments of operating leases and loans denominated in foreign currency in the next 12 months.

Some finance leases and loan designated as hedged items in an effective cash flow hedging relationship. The Company hedged its interest exposure and swapped its exposure related to interest floating rates to fixed rates. The total notional of the finance leases and loan was R$87.4 (December 31, 2016 — R$273.3) and its interest rate swaps generated an unrealized loss of R$14.7 (December 31, 2016 — R$51.3).

The Company has average Non deliverable forward — “NDF” contracts on the over-the-counter (OTC) Market with 2 different counterparties on the local market indexed to the Heating Oil forward contract traded in NYMEX. These contracts are traded in monthly tranches and provide partial coverage to the Company’s 2018 fuel exposure.

During the year ended December 31, 2017, the remaining heating oil forecast transactions, amount of R$29.6 loss, was reclassified from equity to profit and loss.

The positions were:

December 31, 2017	Notional amount	Asset position	Liability position	Fair value
Cash flow hedge:
Loans and financing	87.4	LIBOR	Fixed rate	(14.7)

	87.4			(14.7)

December 31, 2016	Notional amount	Asset position	Liability position	Fair value
Cash flow hedge:
Loans and financing	90.1	LIBOR	Fixed rate	(21.7)
Heating Oil	183.2	—	—	(29.6)

	273.3			(51.3)

The critical terms of the swap contracts matched with the terms of the hedged loans. Considering all transactions were deemed effective, the fair value changes on cash flow hedge were recorded in other comprehensive loss against derivative financial instruments in liabilities or assets.

Changes in other comprehensive loss (cash flow hedge reserve) are detailed below:

	December 31,
	2017	2016

Balance at the beginning of the year	(33.8)	(92.8)

Transactions settled during the year	6.4	60.6
Realization of deferral discontinued hedge	—	23.0
Fair value adjustment	12.7	(42.1)
Deferred tax effect	3.5	17.5

Balance at the end of the year	(11.2)	(33.8)

Fair value hedge

As of December 31, 2017 the Company had fixed to floating interest rate swap contracts with a notional amount of R$103.7 (December 31, 2016 - R$599.9). These contracts entitle the Company to receive fixed interest rates and pay floating interest based on CDI.

Adjustment to fair value of these contracts resulted in the recognition of an unrealized gain of R$4.7 (December 31, 2016 — loss of R$13.2) which was recorded as financial expenses. The impact on the statement of operations was offset by a positive adjustment on the debt hedged. There was no ineffectiveness during the year ended December 31, 2017 and 2016.

Derivatives not designated as hedge accounting

i)Forward foreign currency contract

The Company is exposed to the risk of changes in the U.S. dollars, and therefore entered into currency forward contracts, options and foreign currency swaps. These currency forward contracts are not designated for hedge accounting.

During the year ended December 31, 2017, the Company had entered into NDF contracts of US$370 million to protect itself from currency fluctuations (December 31, 2016 - US$80 million) that generated an unrealized gain of R$219.9.

ii)Foreign currency options

The Company also has currency options with notional of US$544 million, of which US$529 million are in connection with the Senior Notes hedge, and the remaining US$15 million in connection to an dollar loan maturing in April, 2018.

As of December 31, 2017, these options generated an unrealized gain of R$160.5

iii)HNA option on TAP Bonds economic interest

The Company has issued an option for HNA amounting to €30 million to purchase up to 33% of the economic benefits of TAP Convertible Bonds. The option expired on December 2, 2017 and was not exercised. As such, the fair value of R$154.4 previously recorded in the derivative financial instruments in liabilities was recognized as a gain in “Result from related parties transactions, net”. More details see note 1 b.

iv)Interest rate swap contract

As of December 31, 2017 the Company had interest rate swap contracts in connection with the Senior Notes. Changes in fair value of these instruments resulted in the recognition of an unrealized loss of R$381.0 (December 2016 - R$17.2).

v)Heating oil forward contracts

As of December 31, 2017 the Company also had average NDF contracts on over-the-counter (OTC) Market with three different counterparties on the local market indexed to Heating Oil forward contract traded on the NYMEX, on monthly tranches, with a notional value of R$15.5 (December 31, 2016 - R$183.2). The fair value of these instruments amounted to an unrealized gain of R$4.5 (December 31, 2016 — loss of R$2.1).

Fair value of financial instruments

The Company applies the following hierarchy to determine the fair value of financial instruments:

Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2: other techniques for which all data that have significant effect on the fair value recorded are observable, directly or indirectly;

Level 3: techniques that use data that have significant effect on fair value recorded that are not based on observable market data.

Assets measured at fair value	December 31, 2017	Level 1	Level 2	Level 3

Financial assets at fair value
Short-term investments	1,036.1	—	1,036.1	—
Restricted investments (a)	8.8	—	8.8	—
Long-term investments (c)	836.0	—	—	836.0
Interest rate swap contract - fair value hedge option (b)	4.7	—	4.7	—
Interest rate swap contract- not designated as hedge	4.2	—	4.2	—
Forward foreign currency contract	219.9	—	219.9	—
Foreign currency options	187.5		187.5
Heating oil forward contracts	4.5	—	4.5	—

Liabilities measured at fair value	December 31, 2017	Level 1	Level 2	Level 3

Financial liabilities at fair value
Interest rate swap contract - cash flow hedge	(14.7)	—	(14.7)	—
Interest rate swap contract- not designated as hedge	(385.2)	—	(385.2)	—
Foreign currency options	(27.0)	—	(27.0)	—

	December 31,
Assets measured at fair value	2016	Level 1	Level 2	Level 3

Financial assets at fair value
Short-term investments	331.2	331.2	—	—
Restricted investments	162.0	162.0	—	—
Long-term investments (c)	753.2	1.1	—	752.1
Interest rate swap contract - fair value hedge option (b)	4.5	—	4.5	—
Interest rate swap contract- not designated as hedge	17.2	—	17.2	—

Liabilities measured at fair value	December 31, 2016	Level 1	Level 2	Level 3

Financial liabilities at fair value
Financial liabilities at fair value through profit or loss	(44.7)	—	(44.7)	—
Interest rate swap contract - cash flow hedge	(21.7)	—	(21.7)	—
Interest rate swap contract - fair value hedge (b)	(17.7)	—	(17.7)	—
HNA option TAP economic interest (d)	(154.4)	—	—	(154.4)
Interest rate swap contract- not designated as hedge	(5.8)	—	(5.8)	—
Heating oil forward contracts	(31.7)	—	(31.7)	—
(a)	Includes current and non-current.

(b)	Portion of the balances consist of loans from FINAME PSI, and standard FINAME presented at their value adjusted by the hedged risk, applying fair value hedge accounting rules.

(c)

The Company calculated the fair value of the call option based on a valuation for TAP and binomial model considering the term of option, discount rate and the market volatility of publicly traded comparable airlines, calculated on a 2 years average. The resulting amount of the binomial model calculated in Euros was converted into Reais using the period-end exchange rate. See Note 1

(d)	The Company calculated the fair value of the put option by using the 12 months Libor rate as the coupon for the bond and applying it for the remaining time of the option.

Level 3 financial assets reconciliation

Changes in the fair value of the TAP Convertible Bonds is detailed below:

	December 31,
	2017	2016

Balance at the beginning of the year	752.1	—

Acquisition cost (€90 million) (1.b.i)	—	360.8
Foreign currency exchange gain (loss) (*)	47.8	(51.3)
Interest accrual (1.b.ii) (**)	29.6	15.6
Net present value adjustment (1.b.ii) (**)	(11.8)	(41.3)
Fair value of call-option (1.b.ii) (**)	18.3	468.3

Balance at the end of the year	836.0	752.1

(*) recorded in the “Foreign currency exchange, net” in the income statements line item.

(**) recorded in the “Result from related parties transactions, net” in the income statements line item.

Level 3 financial liability reconciliation

Changes in the HNA option TAP economic interest is detailed below:

	December 31,
	2017	2016

Balance at the beginning of the year	(154.4)	—

Fair value of call-option (1.b.ii) (*)	—	(154.4)
Derecognition of financial instrument (*)	154.4	—

Balance at the end of the year	—	(154.4)

(*) recorded in the “Result from related parties transactions, net” in the income statements line item. The option expired on December 2, 2017 and was not exercised, the fair value was reverted.